Equity Accounted Investees	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Equity Accounted Investees

Note 10. Equity Accounted Investees

As of December 31, 2020 and 2019, Company’s equity accounted investees are as follows:

			Ownership Percentage			Carrying Value
	Principal		December 31,	December 31,		December 31,		December 31,
Investee	Activity	Place of Incorporation	2020	2019		2020		2019
Heineken (1) (2)	Beverages	The Netherlands	14.8%	14.8%	Ps.	87,291	Ps.	83,789
Coca-Cola FEMSA:
Joint ventures:
Compañía Panameña de Bebidas, S.A.P.I. de C.V.	Beverages	Mexico	-%	50.0%		—		486
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	50.0%	50.0%		181		172
Fountain Agua Mineral, L.T.D.A.	Beverages	Brazil	50.0%	50.0%		720		851
Associates:
Promotora Industrial Azucarera, S.A.	Sugar production		36.4%	36.4%		3,335		3,274
de C.V. (“PIASA”)		Mexico
Industria Envasadora de Querétaro, S.A.	Canned bottling	Mexico	26.5%	26.5%		192		194
de C.V. (“IEQSA”)
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”)	Recycling	Mexico	35.0%	35.0%		121		121
Jugos del Valle, S.A.P.I. de C.V.	Beverages	Mexico	28.8%	28.8%		1,945		1,929
Leao Alimentos e Bebidas, L.T.D.A.	Beverages	Brazil	24.7%	24.7%		446		1,931
Other investments in Coca-Cola FEMSA’s companies	Various	Various	Various	Various		683		793
FEMSA Comercio:
Raizen Conveniências (4)	Proximity	Brazil	50.0%	—		2,763		3,410
Other investments (1) (3)	Various	Various	Various	Various		593		520
					Ps.	98,270	Ps.	97,470
(1)	Associate.
(2)

As of December 31, 2020 and 2019 comprised of 8.63% of Heineken, N.V. and 12.26% of Heineken Holding, N.V., which represents an economic interest of 14.76% in Heineken Group. The Company has significant influence, mainly, due to the fact that it participates in the Board of Directors of Heineken Holding, N.V. and the Supervisory Board of Heineken N.V.; and for the material transactions between the Company and Heineken Group.

(3)	Joint ventures.
(4)

On November 1, 2019, FEMSA Comercio – Proximity Division closed the acquisition of a 50% interest of Raízen Conveniências. The consideration amounted to R$ 357 million paid in cash and R$367 through notes payable, and such amounts include FEMSA Comercio’s prorrata portion of the investment requirements for the initial period of operations of the joint venture. Raízen is a company formed in 2010 from Cosan and Royal Dutch Shell in Brazil. The Joint Venture between FEMSA Comercio – Proximity Division and Raízen is limited to the convenience and proximity store business and excludes any other Raízen operations.

During 2020 Coca-Cola FEMSA made capital contributions to Jugos del Valle, S.A.P.I. de C.V. and to Compañía Panameña de Bebidas, S.A.P.I de C.V. for the amounts of Ps. 23 and Ps. 1,302, respectively. There were no changes in the ownership percentage as a result of capital contributions made by the other shareholders. During 2019 Coca-Cola FEMSA made capital contributions to Jugos del Valle, S.A.P.I. de C.V. and Promotora Industrial Azucarera, S.A. de C.V. in the amounts of Ps. 204 and Ps. 111, respectively, and there were no changes in the ownership percentage as a result of capital contributions made by the other shareholders.

During 2020 the Company recognized impairments on its investment in Compañía Panameña de Bebidas, S.A.P.I. de C.V. and Leao Alimentos y Bebidas LTDA. for the amounts of Ps. 1,463 and Ps. 1,038, respectively. During 2019 the Company recognized an impairment on its investment in Compañía Panameña de Bebidas, S.A.P.I. de C.V. for the amount of Ps. 948, which was included in the other expenses line.

On September 30, 2020, Coca-Cola FEMSA that its joint venture with The Coca-Cola Company (Compañía Panameña de Bebidas, S.A..P.I. de C.V.) successfully sold 100% of its stock interest in Estrella Azul, a dairy products company in Panama. As part of the transaction, Coca-Cola FEMSA agreed with the buyer to receive payments in the future if the business of Estrella Azul achieves certain volume and EBITDA targets during the 2022-2027 period. Coca-Cola FEMSA estimated the amount of the payments to be received based on the forecasts of the business and calculated their net present value. As of December 31, 2020, the financial asset recognized in the consolidated statement of financial position has a total value of Ps. 8. This transaction is presented in the other expenses line of the consolidated financial statements as Coca-Cola FEMSA concluded did not achieve the requirements to be considered as a discontinued operation under IFRS 5.

During 2020, Coca-Cola FEMSA received dividends from Industria Envasadora de Querétaro, S.A. de C.V. for the amount of Ps. 16 and during 2019, Coca-Cola FEMSA received dividends from Promotora Mexicana de Embotelladores, S.A. de C.V. for the amount of Ps. 1.

On April 30, 2010, the Company acquired an economic interest of 20% of Heineken Group. Heineken’s main activities are the production, distribution and marketing of beer worldwide. On September 18, 2017, the Company concluded the sale of a portion of its investment, representing 5.2% combined economic interest, consisting of 22,485,000 Heineken N.V. shares and 7,700,000 Heineken Holding N.V. shares at the price of €. 84.50 and €. 78.00 per share, respectively. The Company recognized an equity (loss) income of Ps. (434), Ps. 6,428 and Ps. 6,478 net of taxes based on its economic interest in Heineken Group for the years ended December 31, 2020,  2019 and 2018, respectively. The economic interest as of December 31, 2020 and 2019 was 14.8%. The Company’s share of the net (loss) income attributable to equity holders of Heineken Group exclusive of amortization of adjustments amounted to Ps. (842) (€. (30) million), Ps. 6,885 (€.319 million) and Ps. 6,320 (€.281 million), for the years ended December 31, 2020,  2019 and 2018, respectively. Summarized financial information in respect of the associate Heineken Group accounted for under the equity method is set out below.

	December 31, 2020				December 31, 2019
Amounts in millions	Peso		Euro		Peso		Euro
Total current assets	Ps.	221,182	€.	9,020	Ps.	177,829	€.	8,419
Total non-current assets		824,210		33,612		804,443		38,085
Total current liabilities		266,497		10,868		259,952		12,307
Total non-current liabilities		425,984		17,372		356,671		16,886
Total equity		352,911		14,392		365,648		17,311
Equity attributable to equity holders (1)		328,393		13,392		341,062		16,147
Total revenue and other income	Ps.	479,996	€.	19,771	Ps.	511,125	€.	24,064
Total cost and expenses		461,108		18,993		433,959		20,431
Net (loss) income	Ps.	(2,136)	€.	(88)	Ps.	50,424	€.	2,374
Net (loss) income attributable to equity holders		(4,953)		(204)		46,006		2,166
Other comprehensive (loss) income		(48,944)		(2,016)		3,951		186
Total comprehensive (loss) income	Ps.	(51,080)	€.	(2,104)	Ps.	54,375	€.	2,560
Total comprehensive (loss) income attributable to equity holders		(51,639)		(2,127)		49,447		2,328
(1)

Following the IFRS Interpretations Committee agenda decision in January 2019 regarding tax deposits (relating to taxes other than income tax), Heineken Group changed its accounting policy with regards to payments relating to contingent liabilities.

Reconciliation from the equity of the associate Heineken Group to the investment of the Company.

	December 31, 2020				December 31, 2019
Amounts in millions	Peso		Euro		Peso		Euro
Equity attributable to equity holders of Heineken (1)	Ps.	328,393	€.	13,392	Ps.	341,062	€.	16,147
Economic ownership percentage		14.76%		14.76%		14.76%		14.76%
Investment in Heineken investment exclusive of goodwill and other adjustments	Ps.	48,471	€.	1,977	Ps.	50,341	€.	2,383
Effects of fair value determined by purchase price allocation		17,226		702		14,839		703
Goodwill		21,594		881		18,609		881
Heineken investment	Ps.	87,291	€.	3,560	Ps.	83,789	€.	3,967
(1)	Related to the change in Heineken’s accounting policy mentioned in the table above, the Company recognized the accumulated effects as of January 1, 2019.

As of December 31, 2020 and 2019, the fair value of the Company’s investment in Heineken N.V. Holding and Heineken N.V. represented by shares equivalent to 14.8% of its outstanding shares amounted to Ps. 176,718 (€.7,255 million) and Ps. 164,504 (€.7,769 million) based on quoted market prices of those dates. As of April 9, 2021, fair value amounted to €. 7,347 million.

During the years ended December 31, 2020,  2019 and 2018, the Company received dividends distributions from Heineken Group, amounting to Ps. 2,322, Ps. 3,031 and Ps. 2,872, respectively.

For the years ended December 31, 2020,  2019 and 2018 the equity (loss) earnings recognized for associates of Coca-Cola FEMSA was Ps. (124), Ps. 84 and Ps. 44, respectively.

For the years ended December 31, 2020,  2019 and 2018 the equity (loss) earnings recognized for joint ventures of Coca-Cola FEMSA was Ps. (157), Ps. (215) and Ps. (270), respectively.

For the year ended December 31, 2020,  2019 and 2018, the Company’s share of other comprehensive income from equity investees, net of taxes are as follows:

	2020		2019		2018
Items that may be reclassified to consolidated net income:
Valuation of the effective portion of derivative financial instruments	Ps.	(14)	Ps.	—	Ps.	(355)
Exchange differences on translating foreign operations		(5,934)		1,058		(5)
Total	Ps.	(5,948)	Ps.	1,058	Ps.	(360)
Items that may not be reclassified to consolidated net income in subsequent periods:
Remeasurements of the net defined benefit liability	Ps.	(111)	Ps.	(389)	Ps.	597